Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Set forth below is the information required by Item 402(v) of Regulation
S-K,
which requires the Company to disclose certain information about the relationship between executive “compensation actually paid” by the Company and its financial performance. The term “compensation actually paid,” or “CAP”, is as defined by Item 402(v) and calculated as explained further below. CAP does not necessarily reflect the compensation
actually received by or transferred to any of our NEOs for any of the years presented.
Pay Versus
Performance
Table

Pay Versus Performance

							Value of Initial Fixed $100 Investment Based On:

Year	Summary Comp- ensation Table Total for PEO ($) (Cooper) 1	Summary Comp- ensation Table Total for PEO ($) (Glass) 1	Comp- ensation Actually Paid to PEO ($) (Cooper) 3,4	Comp- ensation Actually Paid to PEO ($) (Glass) 3,4	Average Summary Comp- ensation Table Total for Non-PEO Named Executive Officers ($) 2	Average Comp- ensation Actually Paid to Non- PEO Named Executive Officers ($) 3,4	Total Share- holder Return ($) 5	Peer Group Total Share- holder Return ($) 5	Net Income (loss) ($ in millions)	Income from Operations per Share ($) 6

2022	9,098,310	6,454,525	2,252,925	(14,976,227)	7,040,128	2,632,485	57.59	136.53	(2,241)	8.62

2021	—	16,760,924	—	25,991,415	4,988,003	6,949,015	123.93	123.73	1,887	12.10

2020	—	14,300,822	—	9,673,599	3,892,316	3,097,418	88.88	90.52	499	4.45

1
Mr. Glass served as our Chief Executive Officer, or Principal Executive Officer (“PEO”), in 2020, 2021 and until May 27, 2022. Ms. Cooper became our PEO on May 27, 2022. Ms. Cooper was a non-PEO
NEO in 2020 and 2021.

2
For 2022, our
non-PEO
NEOs included Messrs. Freitag, Grove, Reid and Solon. For 2021, our
non-PEO
NEOs included Messrs. Freitag and Solon, Ms. Cooper and former executive officer Jamie Ohl. For 2020, our non-PEO
NEOs included Mr. Freitag, Ms. Cooper and former executive officers Lisa Buckingham and Wilford Fuller.

3
Set forth below are adjustments to the total compensation amounts presented in the “Summary Compensation Table,” or “SCT,” for our fiscal years 2020, 2021 and 2022 as prescribed by Item 402(v) of Regulation
S-K
to arrive at
CAP
. There were no equity awards for either PEO or any of the
non-PEO
NEOs that were granted in prior fiscal years that failed to meet the applicable vesting conditions during any fiscal year presented. In addition, there are no service costs or prior service costs attributable to services rendered with respect to the defined pension plan for which amounts are reported in the SCT, as the plan is frozen. Finally, no adjustments were made for dividends paid
on equity awards, as dividends on RSUs and PSAs are reinvested and result in an increase in the number of shares underlying the award. Some totals may not reconcile
due to rounding.

Year	Executive(s)	SCT Total ($)	Subtract Grant Date Fair Value Reported in SCT for Equity Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year End of Unvested Equity Awards Granted in Fiscal Year ($)	Add Change in Fair Value as of Fiscal Year end of Unvested Equity Awards Granted in Prior Fiscal Years ($)	Add Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year ($)	Add Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested During Fiscal Year ($)	Subtract Change in Pension Value and Non- Qualified Deferred Comp Earnings Reported in SCT ($)	CAP ($)

2022	PEO (Cooper)	9,098,310	(6,411,818)	1,473,981	(2,068,557)	—	161,010	—	2,252,925

	PEO (Glass)	6,454,525	(4,259,814)	704,085	(9,721,204)	1,323,456	(9,477,274)	—	(14,976,227)

	Non-PEO NEOs	7,040,128	(5,257,992)	2,383,336	(1,602,957)	—	69,971	—	2,632,485

2021	PEO (Glass)	16,760,924	(9,926,350)	13,630,189	6,320,299	—	(593,240)	(200,407)	25,991,415

	Non-PEO NEOs	4,988,003	(2,262,170)	3,038,528	1,339,007	—	(150,689)	(3,664)	6,949,015

2020	PEO (Glass)	14,300,822	(9,749,776)	8,875,987	(3,477,986)	—	(20,972)	(254,476)	9,673,599

	Non-PEO NEOs	3,892,316	(1,989,285)	1,810,946	(601,870)	—	(2,546)	(12,143)	3,097,418

4
Fair values were calculated in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. For awards that are subject to performance conditions, we calculated the change in fair value as of the end of the covered fiscal year based upon the probable outcome of such conditions as of the last day of the fiscal year.

5
Represents, as applicable, the Company’s or the peer group’s cumulative total shareholder return (“TSR”) based on a hypothetical investment of $100 on December 31, 2019, with dividends reinvested through the last trading day of 2020, 2021 and 2022, respectively. The peer group used is the S&P Life & Health Insurance Index, which is the same index we use for purposes of Item 201(e)(1)(ii) of Regulation
S-K.

6
Income from Operations per Share is a financial performance measure used in our AIP. The amounts set forth in this column represent the Income from Operations per Share for 2020, 2021 and 2022, in each instance as calculated for that year in accordance with the terms of the AIP and as certified by the Compensation Committee. Income from Operations is defined as net income in accordance with U.S. GAAP but excluding the after-tax
effects of certain items. The terms of the AIP also provide for certain defined exclusions in calculating Income from Operations for purposes of the plan. For the definitions of Income from Operations per Share for the 2020, 2021 and 2022 AIPs, see Exhibit 1 beginning on page
E-1.
For more information about Income from Operations per Share and its impact on payouts under the 2022 AIP, see the CD&A.

Company Selected Measure Name	Income from Operations per Share
Named Executive Officers, Footnote [Text Block]
1
Mr. Glass served as our Chief Executive Officer, or Principal Executive Officer (“PEO”), in 2020, 2021 and until May 27, 2022. Ms. Cooper became our PEO on May 27, 2022. Ms. Cooper was a non-PEO
NEO in 2020 and 2021.

2
For 2022, our
non-PEO
NEOs included Messrs. Freitag, Grove, Reid and Solon. For 2021, our
non-PEO
NEOs included Messrs. Freitag and Solon, Ms. Cooper and former executive officer Jamie Ohl. For 2020, our non-PEO
NEOs included Mr. Freitag, Ms. Cooper and former executive officers Lisa Buckingham and Wilford Fuller.

Peer Group Issuers, Footnote [Text Block]	Represents, as applicable, the Company’s or the peer group’s cumulative total shareholder return (“TSR”) based on a hypothetical investment of $100 on December 31, 2019, with dividends reinvested through the last trading day of 2020, 2021 and 2022, respectively. The peer group used is the S&P Life & Health Insurance Index, which is the same index we use for purposes of Item 201(e)(1)(ii) of Regulation
S-K.

Adjustment To PEO Compensation, Footnote [Text Block]
3
Set forth below are adjustments to the total compensation amounts presented in the “Summary Compensation Table,” or “SCT,” for our fiscal years 2020, 2021 and 2022 as prescribed by Item 402(v) of Regulation
S-K
to arrive at
CAP
. There were no equity awards for either PEO or any of the
non-PEO
NEOs that were granted in prior fiscal years that failed to meet the applicable vesting conditions during any fiscal year presented. In addition, there are no service costs or prior service costs attributable to services rendered with respect to the defined pension plan for which amounts are reported in the SCT, as the plan is frozen. Finally, no adjustments were made for dividends paid
on equity awards, as dividends on RSUs and PSAs are reinvested and result in an increase in the number of shares underlying the award. Some totals may not reconcile
due to rounding.

Year	Executive(s)	SCT Total ($)	Subtract Grant Date Fair Value Reported in SCT for Equity Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year End of Unvested Equity Awards Granted in Fiscal Year ($)	Add Change in Fair Value as of Fiscal Year end of Unvested Equity Awards Granted in Prior Fiscal Years ($)	Add Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year ($)	Add Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested During Fiscal Year ($)	Subtract Change in Pension Value and Non- Qualified Deferred Comp Earnings Reported in SCT ($)	CAP ($)

2022	PEO (Cooper)	9,098,310	(6,411,818)	1,473,981	(2,068,557)	—	161,010	—	2,252,925

	PEO (Glass)	6,454,525	(4,259,814)	704,085	(9,721,204)	1,323,456	(9,477,274)	—	(14,976,227)

	Non-PEO NEOs	7,040,128	(5,257,992)	2,383,336	(1,602,957)	—	69,971	—	2,632,485

2021	PEO (Glass)	16,760,924	(9,926,350)	13,630,189	6,320,299	—	(593,240)	(200,407)	25,991,415

	Non-PEO NEOs	4,988,003	(2,262,170)	3,038,528	1,339,007	—	(150,689)	(3,664)	6,949,015

2020	PEO (Glass)	14,300,822	(9,749,776)	8,875,987	(3,477,986)	—	(20,972)	(254,476)	9,673,599

	Non-PEO NEOs	3,892,316	(1,989,285)	1,810,946	(601,870)	—	(2,546)	(12,143)	3,097,418

Non-PEO NEO Average Total Compensation Amount	$ 7,040,128	$ 4,988,003	$ 3,892,316
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,632,485	6,949,015	3,097,418
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3
Set forth below are adjustments to the total compensation amounts presented in the “Summary Compensation Table,” or “SCT,” for our fiscal years 2020, 2021 and 2022 as prescribed by Item 402(v) of Regulation
S-K
to arrive at
CAP
. There were no equity awards for either PEO or any of the
non-PEO
NEOs that were granted in prior fiscal years that failed to meet the applicable vesting conditions during any fiscal year presented. In addition, there are no service costs or prior service costs attributable to services rendered with respect to the defined pension plan for which amounts are reported in the SCT, as the plan is frozen. Finally, no adjustments were made for dividends paid
on equity awards, as dividends on RSUs and PSAs are reinvested and result in an increase in the number of shares underlying the award. Some totals may not reconcile
due to rounding.

Year	Executive(s)	SCT Total ($)	Subtract Grant Date Fair Value Reported in SCT for Equity Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year End of Unvested Equity Awards Granted in Fiscal Year ($)	Add Change in Fair Value as of Fiscal Year end of Unvested Equity Awards Granted in Prior Fiscal Years ($)	Add Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year ($)	Add Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested During Fiscal Year ($)	Subtract Change in Pension Value and Non- Qualified Deferred Comp Earnings Reported in SCT ($)	CAP ($)

2022	PEO (Cooper)	9,098,310	(6,411,818)	1,473,981	(2,068,557)	—	161,010	—	2,252,925

	PEO (Glass)	6,454,525	(4,259,814)	704,085	(9,721,204)	1,323,456	(9,477,274)	—	(14,976,227)

	Non-PEO NEOs	7,040,128	(5,257,992)	2,383,336	(1,602,957)	—	69,971	—	2,632,485

2021	PEO (Glass)	16,760,924	(9,926,350)	13,630,189	6,320,299	—	(593,240)	(200,407)	25,991,415

	Non-PEO NEOs	4,988,003	(2,262,170)	3,038,528	1,339,007	—	(150,689)	(3,664)	6,949,015

2020	PEO (Glass)	14,300,822	(9,749,776)	8,875,987	(3,477,986)	—	(20,972)	(254,476)	9,673,599

	Non-PEO NEOs	3,892,316	(1,989,285)	1,810,946	(601,870)	—	(2,546)	(12,143)	3,097,418

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Company TSR and CAP and Comparison of Company TSR and Peer Group TSR
The graph below shows the relationship between our cumulative TSR and CAP for each PEO and the average CAP paid to non-PEO
NEOs, as well as the comparison of our cumulative TSR and the peer group (i.e., S&P Life & Health Insurance Index) cumulative TSR, over the last three years.

Compensation Actually Paid vs. Net Income [Text Block]	Relationship between Net Income and CAP The graph below shows the relationship between net income and CAP for each PEO and the average CAP paid to non-PEO NEOs over the last three years.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between Income from Operations Per Share and CAP
The graph below shows the relationship between Income from Operations pe
r Sh
are (
calculated
in accordance with the terms of our AIP) and CAP for each PEO and the average CAP paid
to
non-PEO
NEOs over the last three
years.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Company TSR and CAP and Comparison of Company TSR and Peer Group TSR
The graph below shows the relationship between our cumulative TSR and CAP for each PEO and the average CAP paid to non-PEO
NEOs, as well as the comparison of our cumulative TSR and the peer group (i.e., S&P Life & Health Insurance Index) cumulative TSR, over the last three years.

Tabular List [Table Text Block]
As required by Item 402(v), set forth below is the list of performance measures that the Company believes were the most important performance measures during 2022 in linking CAP, for our PEOs and
Non-PEO
NEOs, to the performance of
the
Company.

Most Important Company Performance Measures for 2022 1
◾ Operating Return on Equity
◾ Relative TSR
◾ Income from Operations per Share

1 For more information about each of these performance measures, see the CD&A.

Total Shareholder Return Amount	$ 57.59	123.93	88.88
Peer Group Total Shareholder Return Amount	136.53	123.73	90.52
Net Income (Loss)	$ (2,241,000,000)	$ 1,887,000,000	$ 499,000,000
Company Selected Measure Amount	8.62	12.1	4.45
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Return on Equity
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Income from Operations per Share
Non-GAAP Measure Description [Text Block]	Income from Operations per Share is a financial performance measure used in our AIP. The amounts set forth in this column represent the Income from Operations per Share for 2020, 2021 and 2022, in each instance as calculated for that year in accordance with the terms of the AIP and as certified by the Compensation Committee. Income from Operations is defined as net income in accordance with U.S. GAAP but excluding the after-tax
effects of certain items. The terms of the AIP also provide for certain defined exclusions in calculating Income from Operations for purposes of the plan. For the definitions of Income from Operations per Share for the 2020, 2021 and 2022 AIPs, see Exhibit 1 beginning on page
E-1.
	For more information about Income from Operations per Share and its impact on payouts under the 2022 AIP, see the CD&A.
Mr. Glass [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,454,525	$ 16,760,924	$ 14,300,822
PEO Actually Paid Compensation Amount	$ (14,976,227)	25,991,415	9,673,599
PEO Name	Mr. Glass
Ms. Cooper [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 9,098,310
PEO Actually Paid Compensation Amount	$ 2,252,925
PEO Name	Ms. Cooper
PEO [Member] | Mr. Glass [Member] | Grant Date Fair Value Reported in SCT for Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,259,814)	(9,926,350)	(9,749,776)
PEO [Member] | Mr. Glass [Member] | Fair Value at Fiscal Year End of Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	704,085	13,630,189	8,875,987
PEO [Member] | Mr. Glass [Member] | Change in Fair Value as of Fiscal Year end of Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,721,204)	6,320,299	(3,477,986)
PEO [Member] | Mr. Glass [Member] | Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,323,456
PEO [Member] | Mr. Glass [Member] | Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,477,274)	(593,240)	(20,972)
PEO [Member] | Mr. Glass [Member] | Change in Pension Value and Non Qualified Deferred Comp Earnings Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(200,407)	(254,476)
PEO [Member] | Ms. Cooper [Member] | Grant Date Fair Value Reported in SCT for Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,411,818)
PEO [Member] | Ms. Cooper [Member] | Fair Value at Fiscal Year End of Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,473,981
PEO [Member] | Ms. Cooper [Member] | Change in Fair Value as of Fiscal Year end of Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,068,557)
PEO [Member] | Ms. Cooper [Member] | Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	161,010
Non-PEO NEO [Member] | Grant Date Fair Value Reported in SCT for Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,257,992)	(2,262,170)	(1,989,285)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,383,336	3,038,528	1,810,946
Non-PEO NEO [Member] | Change in Fair Value as of Fiscal Year end of Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,602,957)	1,339,007	(601,870)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 69,971	(150,689)	(2,546)
Non-PEO NEO [Member] | Change in Pension Value and Non Qualified Deferred Comp Earnings Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (3,664)	$ (12,143)